Annual Total Returns [BarChart] - Small-Company Stock Fund - Small-Company Stock Fund	Apr. 30, 2021
Bar Chart Table:
2011	0.58%
2012	19.63%
2013	36.58%
2014	7.97%
2015	(5.18%)
2016	18.85%
2017	11.99%
2018	(26.18%)
2019	22.16%
2020	22.08%